RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
RELATED PARTY TRANSACTIONS
Intercompany Receivables and Payables
ITC Holdings may incur charges from Fortis and other subsidiaries of Fortis that are not subsidiaries of ITC Holdings for general corporate expenses incurred. In addition, ITC Holdings may perform additional services for, or receive additional services from, Fortis and such subsidiaries. These transactions are in the normal course of business and payments for these services are settled through accounts receivable and accounts payable, as necessary. We had intercompany receivables from Fortis and such subsidiaries of less than $1 million at March 31, 2018 and December 31, 2017 and intercompany payables to Fortis and such subsidiaries of less than $1 million at March 31, 2018 and December 31, 2017.
Related party charges for corporate expenses from Fortis and such subsidiaries are recorded in general and administrative expense. Such expense for each of the three months ended March 31, 2018 and 2017 for ITC Holdings were $2 million. Related party billings for services to Fortis and other subsidiaries recorded as an offset to general and administrative expenses for ITC Holdings were less than $1 million for each of the three months ended March 31, 2018 and 2017.
Dividends
During the three months ended March 31, 2018, we paid dividends of $50 million to Investment Holdings. ITC Holdings also paid dividends of $50 million to Investment Holdings in April 2018.

RELATED PARTY TRANSACTIONS
Intercompany Receivables and Payables
ITC Holdings may incur charges from Fortis and other subsidiaries of Fortis that are not subsidiaries of ITC Holdings for general corporate expenses incurred. In addition, ITC Holdings may perform additional services for, or receive additional services from, Fortis and such subsidiaries. These transactions are in the normal course of business and payments for these services are settled through accounts receivable and accounts payable, as necessary. We had intercompany receivables from Fortis and such subsidiaries of less than $1 million at December 31, 2017 and December 31, 2016 and intercompany payables to Fortis and such subsidiaries of less than $1 million at December 31, 2017 and no intercompany payables to Fortis and such subsidiaries at December 31, 2016.
Related party charges for corporate expenses from Fortis and other subsidiaries of Fortis recorded in general and administrative expense for ITC Holdings were $8 million and less than $1 million for the years ended December 31, 2017 and 2016, respectively. Related party billings for services to Fortis and other subsidiaries recorded as an offset to general and administrative expenses for ITC Holdings were $1 million and less than $1 million for the years ended December 31, 2017 and 2016, respectively.
Dividends
During the year ended December 31, 2017 we paid dividends of $300 million to Investment Holdings. ITC Holdings also paid dividends of $50 million to Investment Holdings in January of 2018.
During the fourth quarter of 2016, we received $137 million from Investment Holdings for the cash settlement of the share-based awards that vested at the consummation of the Merger as described above. Additionally, we paid dividends of $33 million to Investment Holdings during the fourth quarter of 2016.